Income Taxes - Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate (Details) - Previously Reported [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Net loss before tax	$ (1,055,775)	$ (4,157,737)	$ (4,340,975)	$ (11,525,102)
Provision for income tax benefit at Hong Kong statutory income tax rate (16.5%)		(686,027)	(716,261)	(1,901,642)
Impact of different tax rates in other jurisdictions		(10,814)	(16,272)	(263,787)
Non-taxable income		(5,477)	(1,071,774)	(907,495)
Non-deductible expenses		195	98,704
Change in valuation allowance		702,123	1,705,603	3,072,924
Income tax expense